Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Future Minimum Commitment Under Non-Cancelable Agreements	As of December 31, 2018, future minimum commitments under non-cancelable agreements were as follows:
Operating lease
RMB
2019	45,400
2020	29,011
2021	15,098
Total	89,509

Capital Commitments For Logistic Warehouse Construction [Member]
Future Minimum Commitment Under Non-Cancelable Agreements	As of December 31, 2018, Capital commitments for the logistic warehouse construction under non-cancellable agreements were as follows:
Construction in progress
RMB
2019~2020	226,725